Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Materials Portfolio
November 30, 2021
IND-NPRT3-0122
1.810697.117
Common Stocks - 99.3%
	Shares	Value ($)
Chemicals - 64.7%
Commodity Chemicals - 9.2%
LyondellBasell Industries NV Class A	264,400	23,037,172
Olin Corp.	736,800	40,045,080
Tronox Holdings PLC	2,012,603	44,257,140
		107,339,392
Diversified Chemicals - 1.6%
Eastman Chemical Co.	73,600	7,675,744
Huntsman Corp. (a)	337,000	10,679,530
		18,355,274
Fertilizers & Agricultural Chemicals - 10.7%
CF Industries Holdings, Inc.	467,800	28,344,002
Corteva, Inc.	829,011	37,305,495
FMC Corp.	59,517	5,963,008
Nutrien Ltd.	402,300	26,667,787
The Mosaic Co.	632,900	21,657,838
The Scotts Miracle-Gro Co. Class A	41,800	6,056,402
		125,994,532
Industrial Gases - 16.2%
Air Products & Chemicals, Inc.	187,000	53,751,280
Linde PLC	426,886	135,809,513
		189,560,793
Specialty Chemicals - 27.0%
Albemarle Corp. U.S.	127,500	33,977,475
Ashland Global Holdings, Inc. (a)	63,700	6,438,159
DuPont de Nemours, Inc.	518,417	38,342,121
Ecolab, Inc.	221,510	49,057,820
Element Solutions, Inc.	950,400	21,735,648
International Flavors & Fragrances, Inc.	245,815	34,947,519
Livent Corp. (a)(b)	408,697	12,379,432
PPG Industries, Inc.	195,300	30,109,401
RPM International, Inc.	131,300	11,953,552
Sherwin-Williams Co.	212,000	70,222,880
Wacker Chemie AG	39,200	6,759,644
		315,923,651
TOTAL CHEMICALS		757,173,642
Construction Materials - 5.5%
Construction Materials - 5.5%
Martin Marietta Materials, Inc.	67,500	27,236,925
Summit Materials, Inc. (b)	273,300	10,194,090
Vulcan Materials Co.	140,900	27,002,076
		64,433,091
Containers & Packaging - 7.6%
Metal & Glass Containers - 4.9%
Aptargroup, Inc.	99,900	11,947,041
Ball Corp.	310,600	29,025,570
Crown Holdings, Inc.	155,959	16,500,462
		57,473,073
Paper Packaging - 2.7%
Avery Dennison Corp.	106,900	21,921,983
Packaging Corp. of America	73,000	9,533,070
		31,455,053
TOTAL CONTAINERS & PACKAGING		88,928,126
Metals & Mining - 20.0%
Aluminum - 1.3%
Alcoa Corp.	321,400	14,954,742
Copper - 7.3%
First Quantum Minerals Ltd.	856,600	18,259,202
Freeport-McMoRan, Inc.	1,648,200	61,115,256
Lundin Mining Corp.	759,200	5,960,919
		85,335,377
Diversified Metals & Mining - 0.2%
Compass Minerals International, Inc. (a)	43,100	2,096,815
Gold - 4.0%
Newmont Corp.	753,700	41,393,204
Royal Gold, Inc.	62,600	6,261,878
		47,655,082
Steel - 7.2%
Cleveland-Cliffs, Inc. (b)	642,500	13,074,875
Commercial Metals Co.	351,200	10,852,080
Nucor Corp.	286,700	30,464,742
Reliance Steel & Aluminum Co.	113,400	16,854,642
Steel Dynamics, Inc.	215,600	12,892,880
		84,139,219
TOTAL METALS & MINING		234,181,235
Paper & Forest Products - 1.5%
Forest Products - 1.5%
Louisiana-Pacific Corp.	184,600	12,063,610
West Fraser Timber Co. Ltd.	73,300	6,027,189
		18,090,799
TOTAL COMMON STOCKS (Cost $771,808,849)		1,162,806,893

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c)	8,029,407	8,031,012
Fidelity Securities Lending Cash Central Fund 0.07% (c)(d)	16,065,774	16,067,380
TOTAL MONEY MARKET FUNDS (Cost $24,098,392)		24,098,392

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $795,907,241)	1,186,905,285
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(15,991,449)
NET ASSETS - 100.0%	1,170,913,836

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	13,784,731	440,685,474	446,439,193	5,048	-	-	8,031,012	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	6,640,430	127,518,113	118,091,163	7,912	-	-	16,067,380	0.1%
Total	20,425,161	568,203,587	564,530,356	12,960	-	-	24,098,392

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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